SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 327	[1]	$ 308		$ 435
Increase (decrease) during the year	0		66		(15)
Bad debt written off	(327)		(47)		(112)
Balance at end of year	$ 0	[1]	$ 327	[1]	$ 308

[1]	The changes in allowance for doubtful accounts are composed as follows: Years ended December 31, 2013 2012 2011 U.S. dollars in thousands Balance at beginning of year $ 327 $ 308 $ 435 Increase (decrease) during the year - 66 (15) Bad debt written off (327) (47) (112) Balance at end of year $ - $ 327 $ 308